UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.47%

Aerospace & Defense 5.50%

Boeing Co. (The)	527,000	$75,978
Honeywell International, Inc.	417,200	43,827
Lockheed Martin Corp.	271,600	56,248
Raytheon Co.	658,700	71,858
Rockwell Collins, Inc.	146,000	12,354
United Technologies Corp.	1,102,300	110,572
Total		370,837

Automobiles 3.16%

Ford Motor Co.	9,994,500	148,218
General Motors Co.	2,060,700	64,933
Total		213,151

Banks 8.08%

BB&T Corp.	1,384,949	55,772
Comerica, Inc.	253,500	12,023
Fifth Third Bancorp	4,989,970	105,139
JPMorgan Chase & Co.	3,486,442	238,926
M&T Bank Corp.	194,400	25,496
Wells Fargo & Co.	1,866,085	107,990
Total		545,346

Beverages 0.56%

Coca-Cola Co. (The)	502,200	20,630
PepsiCo, Inc.	175,100	16,871
Total		37,501

Capital Markets 2.04%

Ameriprise Financial, Inc.	587,800	73,869
Invesco Ltd.	1,644,000	63,458
Total		137,327

Chemicals 1.76%

CF Industries Holdings, Inc.	255,400	15,120
Huntsman Corp.	1,892,807	35,963
LyondellBasell Industries NV Class A	722,700	67,811
Total		118,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2015

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.47%

Pitney Bowes, Inc.	785,900	$16,441
R.R. Donnelley & Sons Co.	885,400	15,539
Total		31,980

Communications Equipment 3.06%

Cisco Systems, Inc.	5,506,800	156,503
Motorola Solutions, Inc.	524,300	31,542
QUALCOMM, Inc.	290,100	18,680
Total		206,725

Consumer Finance 0.28%

Navient Corp.	1,212,200	19,032

Diversified Consumer Services 0.54%

H&R Block, Inc.	1,093,000	36,386

Diversified Telecommunication Services 3.85%

AT&T, Inc.	3,993,349	138,729
Verizon Communications, Inc.	2,581,951	120,809
Total		259,538

Electric: Utilities 3.66%

Duke Energy Corp.	1,118,439	83,011
Edison International	151,700	9,104
Entergy Corp.	105,484	7,492
Great Plains Energy, Inc.	435,400	11,368
ITC Holdings Corp.	211,200	7,134
Southern Co. (The)	1,666,400	74,538
Westar Energy, Inc.	474,300	17,857
Xcel Energy, Inc.	1,048,700	36,358
Total		246,862

Electrical Equipment 0.52%

Eaton Corp. plc	573,700	34,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2015

Investments	Shares	Fair Value (000)
Energy Equipment & Services 1.77%

Atwood Oceanics, Inc.	441,000	$9,173
National Oilwell Varco, Inc.	224,900	9,475
Schlumberger Ltd.	1,076,000	89,114
Tidewater, Inc.	582,000	11,367
Total		119,129

Food & Staples Retailing 1.89%

Sysco Corp.	1,023,900	37,178
Wal-Mart Stores, Inc.	1,258,700	90,601
Total		127,779

Food Products 2.52%

Archer-Daniels-Midland Co.	1,323,100	62,741
Bunge Ltd.	476,700	38,065
ConAgra Foods, Inc.	1,017,800	44,844
Ingredion, Inc.	278,400	24,555
Total		170,205

Health Care Equipment & Supplies 0.72%

Becton Dickinson & Co.	58,900	8,962
Medtronic plc (Ireland)(a)	509,700	39,955
Total		48,917

Health Care Providers & Services 1.01%

Cardinal Health, Inc.	525,700	44,674
Quest Diagnostics, Inc.	320,500	23,656
Total		68,330

Household Durables 1.08%

Whirlpool Corp.	411,400	73,118

Household Products 1.48%

Procter & Gamble Co. (The)	1,305,400	100,124

Independent Power and Renewable Electricity Producer 0.38%

AES Corp.	2,019,700	25,852

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2015

Investments	Shares	Fair Value (000)
Information Technology Services 2.68%

International Business Machines Corp.	783,650	$126,943
Western Union Co. (The)	682,400	13,812
Xerox Corp.	3,623,200	39,928
Total		180,683

Insurance 6.75%

ACE Ltd. (Switzerland)(a)	721,300	78,456
Allstate Corp. (The)	1,332,900	91,903
Everest Re Group Ltd.	121,400	22,231
Hartford Financial Services Group, Inc. (The)	413,000	19,638
Prudential Financial, Inc.	1,191,300	105,263
Reinsurance Group of America, Inc.	197,500	19,063
Travelers Cos., Inc. (The)	480,000	50,937
Validus Holdings Ltd.	378,700	17,553
XL Group plc (Ireland)(a)	1,325,800	50,407
Total		455,451

Machinery 2.25%

Caterpillar, Inc.	1,286,700	101,173
Cummins, Inc.	389,800	50,491
Total		151,664

Media 1.90%

Comcast Corp. Class A	2,051,550	128,037

Metals & Mining 0.64%

Allegheny Technologies, Inc.	280,400	5,978
Steel Dynamics, Inc.	1,853,300	37,122
Total		43,100

Multi-Line Retail 0.65%

Kohl’s Corp.	718,986	44,088

Multi-Utilities 1.11%

Ameren Corp.	221,000	9,079
SCANA Corp.	394,000	21,591
Sempra Energy	436,700	44,447
Total		75,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2015

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 9.57%

Chevron Corp.	2,581,632	$228,423
ConocoPhillips	1,684,000	84,773
Devon Energy Corp.	489,700	24,201
Exxon Mobil Corp.	330,300	26,163
Kinder Morgan, Inc.	1,182,000	40,944
Occidental Petroleum Corp.	723,784	50,810
PBF Energy, Inc. Class A	265,300	8,375
Spectra Energy Corp.	840,900	25,446
Valero Energy Corp.	2,384,850	156,446
Total		645,581

Paper & Forest Products 1.19%

International Paper Co.	1,683,000	80,565

Personal Products 0.41%

Herbalife Ltd.*	550,448	27,792

Pharmaceuticals 9.00%

AbbVie, Inc.	1,245,800	87,218
Eli Lilly & Co.	1,534,200	129,655
Johnson & Johnson	1,042,100	104,429
Pfizer, Inc.	7,925,500	285,794
Total		607,096

Professional Services 0.85%

Nielsen NV	1,185,000	57,425

Real Estate Investment Trusts 4.54%

Alexandria Real Estate Equities, Inc.	233,200	21,620
Annaly Capital Management, Inc.	1,343,200	13,365
AvalonBay Communities, Inc.	375,100	64,645
Brandywine Realty Trust	492,900	6,787
Duke Realty Corp.	812,500	16,388
Gaming and Leisure Properties, Inc.	201,200	6,589
General Growth Properties, Inc.	2,683,800	72,838
Health Care REIT, Inc.	262,500	18,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2015

Investments	Shares	Fair Value (000)
Real Estate Investment Trusts (continued)

Post Properties, Inc.	144,100	$8,205
Prologis, Inc.	777,500	31,574
Retail Properties of America, Inc. Class A	505,600	7,362
SL Green Realty Corp.	258,500	29,764
Starwood Property Trust, Inc.	424,900	9,246
Total		306,593

Road & Rail 1.86%

Union Pacific Corp.	1,288,100	125,706

Semiconductors & Semiconductor Equipment 3.76%

Cypress Semiconductor Corp.*	2,197,700	25,230
Intel Corp.	6,938,300	200,864
KLA-Tencor Corp.	514,900	27,315
Total		253,409

Software 1.15%

CA, Inc.	437,900	12,758
Microsoft Corp.	939,800	43,889
Symantec Corp.	912,000	20,739
Total		77,386

Specialty Retail 0.79%

GameStop Corp. Class A	935,900	42,911
Lowe’s Cos., Inc.	153,300	10,633
Total		53,544

Technology Hardware, Storage & Peripherals 2.82%

Apple, Inc.	1,317,625	159,828
Hewlett-Packard Co.	992,900	30,303
Total		190,131

Tobacco 3.22%

Altria Group, Inc.	2,471,749	134,414
Reynolds American, Inc.	962,800	82,598
Total		217,012
Total Common Stocks (cost $6,278,551,123)		6,712,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.50%

Repurchase Agreement

Repurchase Agreement dated 7/31/2015, Zero Coupon due 8/3/2015 with Fixed Income Clearing Corp. collateralized by $33,590,000 of U.S. Treasury Note at 2.00% due 8/31/2021; value: $34,051,863; proceeds: $33,381,965 (cost $33,381,965)	$33,382	$33,382

Total Investments in Securities 99.97% (cost $6,311,933,088)		6,745,550

Other Assets in Excess of Liabilities(b) 0.03%		2,128

Net Assets 100.00%		$6,747,678

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at July 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2015	305	Long	$32,000,600	$322,809

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$6,712,168	$—	$—	$6,712,168
Repurchase Agreement	—	33,382	—	33,382
Total	$6,712,168	$33,382	$—	$6,745,550
Other Financial Instruments
Futures Contracts Assets	$323	$—	$—	$323
Liabilities	—	—	—	—
Total	$323	$—	$—	$323

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2015.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Futures Contracts-The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Schedule of Investments (unaudited)(concluded)

(e)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1	-	unadjusted quoted prices in active markets for identical investments;
•	Level 2	-	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3	-	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of July 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the period ended July 31, 2015 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of July 31, 2015, the Fund had futures contracts with a cumulated unrealized appreciation of $322,809, which is included on the Schedule of Investments.

4. FEDERAL TAX INFORMATION

As of July 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,322,847,735
Gross unrealized gain	710,526,339
Gross unrealized loss	(287,824,328)
Net unrealized security gain	$422,702,011

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Item 2: Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 25, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 25, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 25, 2015